Equity Instruments - Warrant Liabilities, Narrative (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares $ / warrant shares	Dec. 31, 2020 $ / shares $ / warrant shares	Dec. 02, 2020 $ / shares $ / warrant shares
Class of Warrant or Right [Line Items]
Exercise price of warrants (in usd per share) | $ / shares	$ 11.50
Common stock warrants
Class of Warrant or Right [Line Items]
Number of warrants (in shares)	13,075,000	214,033
Warrants, exercise ratio	1	1
Private placement warrants
Class of Warrant or Right [Line Items]
Number of warrants (in shares)	4,450,000		4,450,000
Fair value on issue date per warrant (in usd per warrant) | $ / warrant			2.00
Exercise price of warrants (in usd per share) | $ / shares			$ 11.50
Public warrants
Class of Warrant or Right [Line Items]
Number of warrants (in shares)	8,625,000		34,500,000
Warrants term	5 years
Fair value on issue date per warrant (in usd per warrant) | $ / warrant	3.30		10.00
Exercise price of warrants (in usd per share) | $ / shares	$ 11.50		$ 11.50
Redeemable convertible preferred stock warrants
Class of Warrant or Right [Line Items]
Number of warrants (in shares)		173,362
Warrants term		10 years
Stock converted (in shares)		243,195
Series A redeemable convertible preferred stock
Class of Warrant or Right [Line Items]
Number of warrants (in shares)		13,362
Fair value on issue date per warrant (in usd per warrant) | $ / warrant		1.25
Exercise price of warrants (in usd per share) | $ / shares		$ 1.12
Warrants, conversion ratio	0.4591
Stock converted (in shares)	12,517
Series C redeemable convertible preferred stock
Class of Warrant or Right [Line Items]
Number of warrants (in shares)		160,000
Fair value on issue date per warrant (in usd per warrant) | $ / warrant		1.05
Exercise price of warrants (in usd per share) | $ / shares		$ 5.52
Warrants, conversion ratio	0.4216
Stock converted (in shares)	114,285
Expected volatility | Redeemable convertible preferred stock warrants
Class of Warrant or Right [Line Items]
Warrant, measurement input		1.080
Risk-free interest rate | Redeemable convertible preferred stock warrants
Class of Warrant or Right [Line Items]
Warrant, measurement input		0.009